INCOME TAX (Detail Textuals)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC
Income Tax Disclosure [Line Items]
Tax percentage	69.00%	0.00%	0.00%
HK Xibolun | Hong Kong
Income Tax Disclosure [Line Items]
Tax percentage	17.50%
Xibolun Automation And Xibolun Equipment | PRC
Income Tax Disclosure [Line Items]
Tax percentage	25.00%